Note 14 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Compensation related	$ 1,330	$ 1,803
Professional services	6	6
Income tax payable	16	3,570
Other taxes payable	16	426
Others	116	360
Total	$ 1,484	$ 6,165